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                            RULE 497(j) CERTIFICATION



          Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 25 to BB&T Fund's Registration Statement on Form N-1A filed on July 23, 2001 pursuant to Rule 485(b):

          1. Prospectus, dated July 23, 2001, relating to the BB&T Capital Appreciation Fund, BB&T Mid Cap Value Fund and BB&T West Virginia Intermediate Tax-Free Fund's Trust Shares, Class A Shares,
               Class B Shares and Class C Shares; and

          2. Statement of Additional Information, dated February 1, 2001, as amended July 23, 2001, relating to the BB&T Funds.

The text of Post-Effective Amendment No. 25 was filed electronically.


                                                     BB&T Funds
                                                     Registrant



                                                     */s/Walter B. Grimm
                                                     -------------------------
                                                     Walter B. Grimm
                                                     President


                                                     *By /s/Alan G. Priest
                                                     -------------------------
                                                     Alan G. Priest
                                                     Attorney in Fact

July 26, 2001